Investments in Associates - Schedule of Investment in Associates (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [Line Items]
Beginning balance	€ 308
Share in net income	6	€ 11	€ 3
Net exchange difference	44	(20)	41
Ending balance	327	308
Associates [member]
Disclosure of associates [Line Items]
Beginning balance	308	270
Additions	23	73
Disposals	(1)	(15)
Share in net income	6	11
Share in changes in associate's equity	2	(5)
Impairment losses	(1)	(1)
Dividend	(3)	(11)
Net exchange difference	(8)	(13)
Ending balance	€ 327	€ 308	€ 270